Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares — Return Before Taxes
Average Annual Return, Percent			2.76%	2.49%	2.53%
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares — Return Before Taxes
Average Annual Return, Percent			3.65%	2.24%	2.03%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return Before Taxes
Average Annual Return, Percent			5.69%	3.27%	3.05%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions
Average Annual Return, Percent	[1]		3.92%	1.95%	1.90%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		3.34%	1.93%	1.84%
Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Shares — Return Before Taxes
Average Annual Return, Percent			4.23%	(0.47%)	3.03%
Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Shares — Return Before Taxes
Average Annual Return, Percent			5.53%	(0.62%)	2.56%
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return Before Taxes
Average Annual Return, Percent			7.71%	0.38%	3.60%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions
Average Annual Return, Percent	[2]		5.71%	(1.30%)	2.00%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares — Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		4.53%	(0.45%)	2.07%
Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.35%	1.97%	2.09%
Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Bloomberg Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			7.83%	(0.05%)	3.15%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.